RELATED PARTY TRANSACTIONS Transactions with related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 2,852	$ 1,925
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	727	1,204
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	3,587	3,101
Flex LNG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,478	2,259
Seatankers Management Norge AS [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(938)	370
Seadrill Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	139	235
Archer Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	149	125
Deep Sea Supply Plc [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	8	42
North Atlantic Drilling Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	19	19
Northern Drilling Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 63	$ 0